Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock based compensation expense
Total stock-based compensation expense, before income taxes	$ 30	$ 26	$ 25
Income tax benefit	(11)	(10)	(10)
Total stock-based compensation expense, net of income taxes	19	16	15
Unrecognized compensation cost for all stock-based compensation awards	$ 32
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 8 months
Tax benefit from exercise of stock options and other awards	$ 5
System operations expense
Stock based compensation expense
Total stock-based compensation expense, before income taxes	3	3	3
Selling, general and administrative expense
Stock based compensation expense
Total stock-based compensation expense, before income taxes	27	23	22
Long-Term Incentive Plans | Stock Options
Stock based compensation expense
Total stock-based compensation expense, before income taxes	6	11	11
Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation expense
Total stock-based compensation expense, before income taxes	19	14	13
Long-Term Incentive Plans | Performance Shares
Stock based compensation expense
Total stock-based compensation expense, before income taxes	4	0	0
Non-Employee Directors' Plan
Stock based compensation expense
Total stock-based compensation expense, before income taxes	$ 1	$ 1	$ 1